Leases - Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases [Abstract]
Operating lease, 2027	$ 597,686
Finance lease, 2027	45,549
Operating lease, 2028	295,205
Finance lease, 2028	44,650
Operating lease, 2029	4,049
Finance lease, 2029	40,160
Operating lease, 2030
Finance lease, 2030	10,040
Operating lease, Total lease payments	896,940
Finance lease, Total lease payments	140,399
Operating lease, Less: imputed interest	(26,854)
Finance lease, Less: imputed interest	(12,860)
Operating lease, Total lease liabilities	870,086	$ 1,106,365
Finance lease, Total lease liabilities	$ 127,539	$ 164,111